Segment information - Reportable Operating Segments (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) segment	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Operating Segments [Abstract]
Number of reportable segments | segment	2
Disclosure of operating segments [line items]
Revenue	$ 830.5	$ 591.2	$ 403.8
Cost of sales	313.7	243.6	191.7
Gross profit	516.8	347.6	212.1
Selling, general and administration expenses	302.1	200.1	165.0
Depreciation and amortization	18.0	9.4	6.6
Operating income	196.7	138.1	40.5
Net interest income and other finance costs	14.2	12.9	10.0
Income before income taxes	182.5	125.2	30.5
Operating segments | Wholesale
Disclosure of operating segments [line items]
Revenue	399.2	336.2	288.6
Cost of sales	207.0	178.4	163.5
Gross profit	192.2	157.8	125.1
Selling, general and administration expenses	43.0	37.2	30.7
Depreciation and amortization	0.0	0.0	0.0
Operating income	149.2	120.6	94.4
Operating segments | Direct-to-Consumer
Disclosure of operating segments [line items]
Revenue	431.3	255.0	115.2
Cost of sales	106.7	65.2	28.2
Gross profit	324.6	189.8	87.0
Selling, general and administration expenses	90.0	55.1	27.5
Depreciation and amortization	0.0	0.0	0.0
Operating income	234.6	134.7	59.5
Unallocated
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	0.0	0.0	0.0
Gross profit	0.0	0.0	0.0
Selling, general and administration expenses	169.1	107.8	106.8
Depreciation and amortization	18.0	9.4	6.6
Operating income	$ (187.1)	$ (117.2)	$ (113.4)